UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s: PIP 12 - PGIM Global Real Estate Fund & PIP 12 - PGIM Jennison Technology Fund (the “Funds”))

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	4/30/2019

Item 1 – Reports to Stockholders

PGIM GLOBAL REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment advisor. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Global Real Estate Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Real Estate Fund

June 14, 2019

PGIM Global Real Estate Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	12.95	6.13	4.29	10.92	—
Class B	12.60	6.48	4.56	10.78	—
Class C	12.81	10.87	4.83	10.83	—
Class R	12.94	12.21	5.28	11.35	—
Class Z	13.34	12.95	5.87	11.94	—
Class R2	13.18	12.58	N/A	N/A	7.19 (12/27/17)
Class R4	13.27	12.84	N/A	N/A	7.46 (12/27/17)
Class R6	13.45	13.12	6.05	N/A	7.03 (8/23/13)
FTSE EPRA/NAREIT Developed Index
	10.75	9.62	5.51	11.74	—
S&P 500 Index
	9.75	13.48	11.62	15.31	—
Lipper Global Real Estate Funds Average
	11.82	9.48	5.61	11.39	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 4.99% and 7.01% for Class R6 shares.

PGIM Global Real Estate Fund	7

Your Fund’s Performance (continued)

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the US have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 9.64% and 13.26% for Class R6 shares.

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds universe for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 5.39% and 7.11% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/19 (%)
Welltower, Inc., Health Care REITs	4.2
AvalonBay Communities, Inc., Residential REITs	3.9
Americold Realty Trust, Industrial REITs	3.9
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	3.3
Prologis, Inc., Industrial REITs	3.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Sectors expressed as a percentage of net assets as of 4/30/19 (%)
Office REITs	16.3
Industrial REITs	16.0
Residential REITs	11.4
Diversified Real Estate Activities	9.9
Real Estate Operating Companies	9.8

Sector weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Global Real Estate Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Real Estate Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,129.50	1.57%	$8.29
	Hypothetical	$1,000.00	$1,017.01	1.57%	$7.85
Class B	Actual	$1,000.00	$1,126.00	2.34%	$12.33
	Hypothetical	$1,000.00	$1,013.19	2.34%	$11.68
Class C	Actual	$1,000.00	$1,128.10	1.95%	$10.29
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class R	Actual	$1,000.00	$1,129.40	1.64%	$8.66
	Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Class Z	Actual	$1,000.00	$1,133.40	0.94%	$4.97
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
Class R2	Actual	$1,000.00	$1,131.80	1.30%	$6.87
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class R4	Actual	$1,000.00	$1,132.70	1.05%	$5.55
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class R6	Actual	$1,000.00	$1,134.50	0.81%	$4.29
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS

Australia 4.4%
Dexus, REIT	3,515,640	$31,049,899
Goodman Group, REIT	3,913,726	36,376,819
Scentre Group, REIT	2,977,568	8,022,192
Vicinity Centres, REIT	5,279,821	9,470,049

		84,918,959

Belgium 0.8%
Shurgard Self Storage SA*	475,839	15,792,886

Canada 3.3%
Allied Properties Real Estate Investment Trust, REIT	501,985	17,772,000
Canadian Apartment Properties, REIT	733,542	26,243,687
Summit Industrial Income, REIT	2,175,577	19,259,792
		63,275,479

France 2.1%
Covivio, REIT	134,066	14,524,299
Klepierre SA, REIT	353,563	12,584,684
Unibail-Rodamco-Westfield, REIT	81,983	14,100,458

		41,209,441

Germany 5.4%
ADO Properties SA, 144A	193,782	10,194,167
Deutsche Wohnen SE	275,668	12,415,938
LEG Immobilien AG	213,687	24,918,830
TLG Immobilien AG	253,789	7,484,229
Vonovia SE	989,304	49,425,162

		104,438,326

Hong Kong 9.1%
CK Asset Holdings Ltd.	2,173,518	17,449,529
Link REIT	3,434,925	40,090,789
New World Development Co. Ltd.	13,888,000	22,992,619
Sun Hung Kai Properties Ltd.	3,641,441	62,924,359
Swire Properties Ltd.	3,763,156	15,306,056
Wharf Real Estate Investment Co. Ltd.	2,202,818	16,893,121

		175,656,473

See Notes to Financial Statements.

PGIM Global Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Ireland 0.9%
Green REIT PLC	5,791,433	$11,024,158
Hibernia REIT PLC	3,688,469	5,930,816

		16,954,974

Japan 11.1%
Activia Properties, Inc.	2,417	10,097,182
Daiwa Office Investment Corp., REIT	1,572	10,607,395
Invincible Investment Corp.	28,093	14,217,271
Japan Hotel REIT Investment Corp.	17,927	14,603,845
Japan Real Estate Investment Corp., REIT	4,735	26,241,787
Kenedix Retail REIT Corp.	6,181	14,966,653
Mitsubishi Estate Co. Ltd.	841,996	14,249,521
Mitsui Fudosan Co. Ltd.	1,870,291	43,379,591
Nippon Building Fund, Inc., REIT	3,935	25,353,012
Sumitomo Realty & Development Co. Ltd.	1,104,032	40,834,155

		214,550,412

Singapore 2.0%
City Developments Ltd.	1,502,889	9,875,709
Keppel REIT	12,701,272	11,379,242
Suntec Real Estate Investment Trust, REIT	12,356,597	16,802,573

		38,057,524

Spain 1.1%
Inmobiliaria Colonial Socimi SA, REIT	1,901,136	20,481,189

Sweden 1.4%
Atrium Ljungberg AB (Class B Stock)	332,925	5,436,877
Fabege AB	938,747	13,046,384
Hufvudstaden AB (Class A Stock)	487,109	8,125,610

		26,608,871

Switzerland 0.5%
PSP Swiss Property AG	105,280	10,758,023

United Kingdom 4.5%
Big Yellow Group PLC, REIT	951,577	12,932,304
British Land Co. PLC (The), REIT	932,706	7,235,489
Great Portland Estates PLC, REIT	339,295	3,340,992
Land Securities Group PLC, REIT	724,934	8,732,570
Segro PLC, REIT	3,043,640	26,942,003

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Shaftesbury PLC, REIT	545,131	$6,112,516
Tritax Big Box REIT PLC	6,672,948	12,936,193
Tritax EuroBox PLC, REIT, 144A	7,136,563	8,852,322

		87,084,389

United States 52.9%
American Assets Trust, Inc., REIT	572,377	26,438,094
Americold Realty Trust, REIT	2,346,038	75,096,676
Apple Hospitality REIT, Inc.	1,119,980	18,423,671
AvalonBay Communities, Inc., REIT	377,845	75,920,396
Camden Property Trust, REIT	398,541	40,113,152
CareTrust REIT, Inc.	785,766	19,054,826
Cousins Properties, Inc., REIT	127,183	1,217,141
Crown Castle International Corp., REIT	121,835	15,324,406
DiamondRock Hospitality Co., REIT	1,623,308	17,629,125
Digital Realty Trust, Inc., REIT	125,926	14,822,750
Duke Realty Corp., REIT	767,807	23,894,154
Equity LifeStyle Properties, Inc., REIT	492,741	57,502,875
Essential Properties Realty Trust, Inc., REIT	307,511	6,359,328
Essex Property Trust, Inc., REIT	69,272	19,569,340
Extra Space Storage, Inc., REIT	230,023	23,851,085
Four Corners Property Trust, Inc., REIT	819,574	23,308,685
Host Hotels & Resorts, Inc., REIT	1,199,860	23,085,306
Hudson Pacific Properties, Inc., REIT	1,023,534	35,680,395
JBG SMITH Properties, REIT	1,117,188	47,536,349
Kilroy Realty Corp., REIT	315,034	24,229,265
Medical Properties Trust, Inc., REIT	1,186,346	20,713,601
MGM Growth Properties LLC (Class A Stock), REIT	913,062	29,455,380
Prologis, Inc., REIT	768,284	58,904,334
Public Storage, REIT	52,774	11,672,553
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	207,840	9,425,544
Regency Centers Corp., REIT	349,968	23,507,351
Rexford Industrial Realty, Inc., REIT	652,537	24,724,627
Simon Property Group, Inc., REIT	281,852	48,957,692
STAG Industrial, Inc., REIT	1,086,400	31,266,592
STORE Capital Corp., REIT	1,038,888	34,615,748
Tier REIT, Inc.	858,897	24,341,141
VICI Properties, Inc., REIT	807,738	18,416,426

See Notes to Financial Statements.

PGIM Global Real Estate Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

United States (cont’d.)
Vornado Realty Trust, REIT	188,459	$13,030,055
Welltower, Inc., REIT	1,092,387	81,415,603

		1,019,503,666

TOTAL LONG-TERM INVESTMENTS (cost $1,476,342,248)		1,919,290,612

SHORT-TERM INVESTMENTS 0.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	8,081,180	8,081,180
PGIM Institutional Money Market Fund (cost $4,584,062; includes $4,574,956 of cash collateral for securities on loan)(b)(w)	4,582,693	4,584,067

TOTAL SHORT-TERM INVESTMENTS (cost $12,665,242)		12,665,247

TOTAL INVESTMENTS 100.2% (cost $1,489,007,490)		1,931,955,859
Liabilities in excess of other assets (0.2)%		(3,626,003)

NET ASSETS 100.0%		$1,928,329,856

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,535,000; cash collateral of $4,574,956 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

14

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$84,918,959	$—
Belgium	—	15,792,886	—
Canada	63,275,479	—	—
France	—	41,209,441	—
Germany	—	104,438,326	—
Hong Kong	—	175,656,473	—
Ireland	—	16,954,974	—
Japan	—	214,550,412	—
Singapore	—	38,057,524	—
Spain	—	20,481,189	—
Sweden	—	26,608,871	—
Switzerland	—	10,758,023	—
United Kingdom	—	87,084,389	—
United States	1,019,503,666	—	—
Affiliated Mutual Funds	12,665,247	—	—

Total	$1,095,444,392	$836,511,467	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Office REITs	16.3%
Industrial REITs	16.0
Residential REITs	11.4
Diversified Real Estate Activities	9.9
Real Estate Operating Companies	9.8
Retail REITs	9.5
Specialized REITs	6.8
Diversified REITs	6.5
Health Care REITs	6.3
Hotel & Resort REITs	6.1
Real Estate Development	0.9%
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	0.7

100.2
Liabilities in excess of other assets	(0.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$4,535,000	$(4,535,000)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $4,535,000:
Unaffiliated investments (cost $1,476,342,248)	$1,919,290,612
Affiliated investments (cost $12,665,242)	12,665,247
Receivable for Fund shares sold	3,044,301
Tax reclaim receivable	2,566,078
Dividends and interest receivable	2,492,169
Receivable for investments sold	974,200
Prepaid expenses	6,379

Total Assets	1,941,038,986

Liabilities
Payable for Fund shares reacquired	6,200,685
Payable to broker for collateral for securities on loan	4,574,956
Management fee payable	1,189,064
Accrued expenses and other liabilities	618,630
Distribution fee payable	104,834
Affiliated transfer agent fee payable	20,776
Payable to custodian	185

Total Liabilities	12,709,130

Net Assets	$1,928,329,856

Net assets were comprised of:
Shares of beneficial interest, at par	$76,390
Paid-in capital in excess of par	1,541,661,217
Total distributable earnings (loss)	386,592,249

Net assets, April 30, 2019	$1,928,329,856

See Notes to Financial Statements.

PGIM Global Real Estate Fund	17

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Class A
Net asset value and redemption price per share, ($163,710,256 ÷ 6,508,145 shares of beneficial interest issued and outstanding)	$25.15
Maximum sales charge (5.50% of offering price)	1.46

Maximum offering price to public	$26.61

Class B
Net asset value, offering price and redemption price per share,
($5,046,813 ÷ 205,273 shares of beneficial interest issued and outstanding)	$24.59

Class C
Net asset value, offering price and redemption price per share,
($60,505,563 ÷ 2,460,870 shares of beneficial interest issued and outstanding)	$24.59

Class R
Net asset value, offering price and redemption price per share,
($19,512,063 ÷ 777,871 shares of beneficial interest issued and outstanding)	$25.08

Class Z
Net asset value, offering price and redemption price per share,
($960,241,998 ÷ 37,979,182 shares of beneficial interest issued and outstanding)	$25.28

Class R2
Net asset value, offering price and redemption price per share,
($24,082 ÷ 954 shares of beneficial interest issued and outstanding)	$25.26

Class R4
Net asset value, offering price and redemption price per share,
($429,122 ÷ 16,987 shares of beneficial interest issued and outstanding)	$25.26

Class R6
Net asset value, offering price and redemption price per share,
($718,859,959 ÷ 28,440,712 shares of beneficial interest issued and outstanding)	$25.28

See Notes to Financial Statements.

18

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,464,275 foreign withholding tax)	$29,616,812
Affiliated dividend income	83,825
Affiliated income from securities lending, net	472

Total income	29,701,109

Expenses
Management fee	7,473,600
Distribution fee(a)	664,019
Shareholder servicing fees(a)	188
Transfer agent’s fees and expenses (including affiliated expense of $59,780)(a)	1,082,711
Custodian and accounting fees	203,361
Shareholders’ reports	88,061
Registration fees(a)	81,631
Trustees’ fees	25,530
Audit fee	14,467
Legal fees and expenses	13,889
Miscellaneous	187,190

Total expenses	9,834,647
Less: Fee waiver and/or expense reimbursement(a)	(16,683)
Distribution fee waiver(a)	(24,503)

Net expenses	9,793,461

Net investment income (loss)	19,907,648

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(44))	29,145,080
Foreign currency transactions	(7,627)

29,137,453

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5)	202,285,558
Foreign currencies	31,262

202,316,820

Net gain (loss) on investment and foreign currency transactions	231,454,273

Net Increase (Decrease) In Net Assets Resulting From Operations	$251,361,921

See Notes to Financial Statements.

PGIM Global Real Estate Fund	19

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	234,805	26,419	329,263	73,508	—	24	—	—
Shareholder servicing fees	—	—	—	—	—	10	178	—
Transfer agent’s fees and expenses	357,236	6,531	38,569	25,818	649,559	54	67	4,877
Registration fees	10,897	7,548	7,873	7,554	18,032	8,424	8,424	12,879
Fee waiver and/or expense reimbursement	—	—	—	—	—	(8,461)	(8,222)	—
Distribution fee waiver	—	—	—	(24,503)	—	—	—	—

See Notes to Financial Statements.

20

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,907,648	$53,022,830
Net realized gain (loss) on investment and foreign currency transactions	29,137,453	82,416,851
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	202,316,820	(112,885,640)

Net increase (decrease) in net assets resulting from operations	251,361,921	22,554,041

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,693,455)	(12,444,029)
Class B	(144,393)	(336,048)
Class C	(1,927,558)	(4,051,282)
Class R	(578,873)	(1,431,654)
Class Z	(31,728,622)	(67,625,071)
Class R2	(635)	(137)
Class R4	(11,082)	(1,191)
Class R6	(28,591,948)	(47,713,326)

	(67,676,566)	(133,602,738)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	162,176,800	578,377,144
Net asset value of shares issued in reinvestment of dividends and distributions	58,405,224	103,369,127
Cost of shares reacquired	(568,879,069)	(1,121,749,701)

Net increase (decrease) in net assets from Fund share transactions	(348,297,045)	(440,003,430)

Total increase (decrease)	(164,611,690)	(551,052,127)

Net Assets:
Beginning of period	2,092,941,546	2,643,993,673

End of period	$1,928,329,856	$2,092,941,546

See Notes to Financial Statements.

PGIM Global Real Estate Fund	21

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni High Income Fund, each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Global Real Estate Fund (the “Fund”).

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

22

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

PGIM Global Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term

24

portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of

PGIM Global Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

26

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Real Estate unit. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to and including $5 billion, 0.74% on the next $5 billion and 0.73% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent

PGIM Global Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

that such fees cause the total annual operating expenses to exceed 1.30% of average daily net assets for Class R2 shares or 1.05% of average daily net assets for Class R4 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by the Manager within the same fiscal year during which such wavier/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 29, 2020 to limit such fees to 0.50% of the average daily net assets of Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2019, PIMS received $25,532 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended

28

April 30, 2019, PIMS received $1,465 and $1,238 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $684,315,213 and $1,060,749,194, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

PGIM Global Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,925,934	$181,263,166	$178,107,920	$—	$—	$8,081,180	8,081,180	$83,825

PGIM Institutional Money Market Fund*
—	5,198,076	613,970	5	(44)	4,584,067	4,582,693	472	**

$4,925,934	$186,461,242	$178,721,890	$5	$(44)	$12,665,247		$84,297

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$1,578,047,545

Gross Unrealized Appreciation	443,735,912
Gross Unrealized Depreciation	(89,827,598)

Net Unrealized Appreciation	$353,908,314

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of

30

1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 435 Class R2 shares, 436 Class R4 shares and 2,523,603 Class R6 shares of the Fund. At reporting period end, seven shareholders of record, each holding greater than 5% of the Fund, held 55% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	362,055	$8,673,578
Shares issued in reinvestment of dividends and distributions	178,763	4,030,538
Shares reacquired	(1,321,844)	(31,318,256)

Net increase (decrease) in shares outstanding before conversion	(781,026)	(18,614,140)
Shares issued upon conversion from other share class(es)	335,253	8,405,974
Shares reacquired upon conversion into other share class(es)	(81,907)	(1,959,971)

Net increase (decrease) in shares outstanding	(527,680)	$(12,168,137)

Year ended October 31, 2018:
Shares sold	1,031,264	$24,425,331
Shares issued in reinvestment of dividends and distributions	432,609	10,336,481
Shares reacquired	(5,224,541)	(122,940,523)

Net increase (decrease) in shares outstanding before conversion	(3,760,668)	(88,178,711)
Shares issued upon conversion from other share class(es)	256,822	6,119,564
Shares reacquired upon conversion into other share class(es)	(1,226,103)	(29,288,078)

Net increase (decrease) in shares outstanding	(4,729,949)	$(111,347,225)

PGIM Global Real Estate Fund	31

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended April 30, 2019:
Shares sold	3,044	$66,222
Shares issued in reinvestment of dividends and distributions	5,780	126,495
Shares reacquired	(25,611)	(587,781)

Net increase (decrease) in shares outstanding before conversion	(16,787)	(395,064)
Shares reacquired upon conversion into other share class(es)	(24,997)	(590,584)

Net increase (decrease) in shares outstanding	(41,784)	$(985,648)

Year ended October 31, 2018:
Shares sold	3,623	$84,699
Shares issued in reinvestment of dividends and distributions	12,158	285,036
Shares reacquired	(76,610)	(1,767,726)

Net increase (decrease) in shares outstanding before conversion	(60,829)	(1,397,991)
Shares reacquired upon conversion into other share class(es)	(67,645)	(1,579,615)

Net increase (decrease) in shares outstanding	(128,474)	$(2,977,606)

Class C
Six months ended April 30, 2019:
Shares sold	67,563	$1,555,620
Shares issued in reinvestment of dividends and distributions	75,582	1,661,031
Shares reacquired	(317,165)	(7,330,431)

Net increase (decrease) in shares outstanding before conversion	(174,020)	(4,113,780)
Shares reacquired upon conversion into other share class(es)	(378,257)	(9,208,059)

Net increase (decrease) in shares outstanding	(552,277)	$(13,321,839)

Year ended October 31, 2018:
Shares sold	135,548	$3,134,021
Shares issued in reinvestment of dividends and distributions	147,421	3,450,640
Shares reacquired	(1,105,519)	(25,521,978)

Net increase (decrease) in shares outstanding before conversion	(822,550)	(18,937,317)
Shares reacquired upon conversion into other share class(es)	(261,239)	(6,037,600)

Net increase (decrease) in shares outstanding	(1,083,789)	$(24,974,917)

Class R
Six months ended April 30, 2019:
Shares sold	64,499	$1,548,299
Shares issued in reinvestment of dividends and distributions	23,474	527,479
Shares reacquired	(177,473)	(4,270,071)

Net increase (decrease) in shares outstanding	(89,500)	$(2,194,293)

Year ended October 31, 2018:
Shares sold	147,761	$3,503,766
Shares issued in reinvestment of dividends and distributions	55,512	1,323,993
Shares reacquired	(725,009)	(17,201,998)

Net increase (decrease) in shares outstanding	(521,736)	$(12,374,239)

32

Class Z	Shares	Amount
Six months ended April 30, 2019:
Shares sold	3,760,235	$90,109,480
Shares issued in reinvestment of dividends and distributions	1,103,778	25,127,473
Shares reacquired	(9,263,676)	(219,517,756)

Net increase (decrease) in shares outstanding before conversion	(4,399,663)	(104,280,803)
Shares issued upon conversion from other share class(es)	182,083	4,383,599
Shares reacquired upon conversion into other share class(es)	(45,333)	(1,113,023)

Net increase (decrease) in shares outstanding	(4,262,913)	$(101,010,227)

Year ended October 31, 2018:
Shares sold	8,153,038	$194,161,573
Shares issued in reinvestment of dividends and distributions	2,118,348	50,740,063
Shares reacquired	(28,320,463)	(674,642,183)

Net increase (decrease) in shares outstanding before conversion	(18,049,077)	(429,740,547)
Shares issued upon conversion from other share class(es)	1,448,607	34,726,653
Shares reacquired upon conversion into other share class(es)	(2,116,657)	(50,695,332)

Net increase (decrease) in shares outstanding	(18,717,127)	$(445,709,226)

Class R2
Six months ended April 30, 2019:
Shares sold	508	$12,097
Shares issued in reinvestment of dividends and distributions	28	635
Shares reacquired	(3)	(63)

Net increase (decrease) in shares outstanding	533	$12,669

Period ended October 31, 2018*:
Shares sold	415	$10,000
Shares issued in reinvestment of dividends and distributions	6	137

Net increase (decrease) in shares outstanding	421	$10,137

Class R4
Six months ended April 30, 2019:
Shares sold	4,001	$97,110
Shares issued in reinvestment of dividends and distributions	479	10,919
Shares reacquired	(290)	(7,217)

Net increase (decrease) in shares outstanding	4,190	$100,812

Period ended October 31, 2018*:
Shares sold	12,751	$291,770
Shares issued in reinvestment of dividends and distributions	51	1,191
Shares reacquired	(5)	(117)

Net increase (decrease) in shares outstanding	12,797	$292,844

PGIM Global Real Estate Fund	33

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	2,522,973	$60,114,394
Shares issued in reinvestment of dividends and distributions	1,184,249	26,920,654
Shares reacquired	(12,711,793)	(305,847,494)

Net increase (decrease) in shares outstanding before conversion	(9,004,571)	(218,812,446)
Shares issued upon conversion from other share class(es)	4,333	105,886
Shares reacquired upon conversion into other share class(es)	(977)	(23,822)

Net increase (decrease) in shares outstanding	(9,001,215)	$(218,730,382)

Year ended October 31, 2018:
Shares sold	14,720,291	$352,765,984
Shares issued in reinvestment of dividends and distributions	1,559,602	37,231,586
Shares reacquired	(11,766,629)	(279,675,176)

Net increase (decrease) in shares outstanding before conversion	4,513,264	110,322,394
Shares issued upon conversion from other share class(es)	1,956,898	46,845,320
Shares reacquired upon conversion into other share class(es)	(3,748)	(90,912)

Net increase (decrease) in shares outstanding	6,466,414	$157,076,802

*	Commencement of offering was December 27, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

34

The Fund utilized the SCA during the reporting period ended April 30, 2019. The average daily balance for the 66 days that the Fund had loans outstanding during the period was approximately $8,219,212, borrowed at a weighted average interest rate of 3.76%. The maximum loan outstanding amount during the period was $94,314,000. At April 30, 2019, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline

PGIM Global Real Estate Fund	35

Notes to Financial Statements (unaudited) (continued)

when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

36

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31,			Seven Months Ended October 31, 2015(a)	Year Ended March 31,
			2018	2017	2016		2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.97		$24.07	$23.41	$24.36	$25.36	$22.59	$22.84
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.42	0.31	0.44	0.17	0.36	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.72		(0.36)	1.21	(0.59)	(0.87)	3.06	(0.15)
Total from investment operations	2.89		0.06	1.52	(0.15)	(0.70)	3.42	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.74)	(0.57)	(0.45)	(0.30)	(0.65)	(0.43)
Distributions from net realized gains	(0.38)		(0.42)	(0.29)	(0.35)	-	-	-
Total dividends and distributions	(0.71)		(1.16)	(0.86)	(0.80)	(0.30)	(0.65)	(0.43)
Net asset value, end of period	$25.15		$22.97	$24.07	$23.41	$24.36	$25.36	$22.59
Total Return(c):	12.95%		0.11%	6.72%	(0.67)%	(2.77)%	15.26%	0.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$163,710		$161,591	$283,167	$520,316	$576,898	$990,774	$926,156
Average net assets (000)	$157,834		$231,191	$376,991	$546,171	$762,679	$982,032	$806,577
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.57%	(f)	1.46%	1.27%	1.24%	1.27% (f)	1.27%	1.26%
Expenses before waivers and/or
expense reimbursement	1.57%	(f)	1.46%	1.27%	1.24%	1.27% (f)	1.27%	1.26%
Net investment income (loss)	1.40%	(f)	1.79%	1.33%	1.84%	1.17% (f)	1.47%	1.47%
Portfolio turnover rate(g)	34%		57%	66%	80%	48%	53%	32%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	37

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30, 2019		Year Ended October 31,			Seven Months Ended October 31, 2015(a)	Year Ended March 31,
			2018	2017	2016		2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.46		$23.57	$22.99	$23.93	$24.93	$22.24	$22.61
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.24	0.15	0.27	0.07	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.68		(0.36)	1.17	(0.58)	(0.87)	3.01	(0.16)
Total from investment operations	2.75		(0.12)	1.32	(0.31)	(0.80)	3.19	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.57)	(0.45)	(0.28)	(0.20)	(0.50)	(0.39)
Distributions from net realized gains	(0.38)		(0.42)	(0.29)	(0.35)	-	-	-
Total dividends and distributions	(0.62)		(0.99)	(0.74)	(0.63)	(0.20)	(0.50)	(0.39)
Net asset value, end of period	$24.59		$22.46	$23.57	$22.99	$23.93	$24.93	$22.24
Total Return(c):	12.60%		(0.64)%	5.94%	(1.32)%	(3.20)%	14.44%	0.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,047		$5,550	$8,853	$11,984	$14,981	$17,233	$16,866
Average net assets (000)	$5,328		$7,193	$10,174	$13,626	$15,836	$17,517	$17,712
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.34%	(f)	2.21%	1.97%	1.94%	1.97% (f)	1.97%	1.96%
Expenses before waivers and/or expense reimbursement	2.34%	(f)	2.21%	1.97%	1.94%	1.97% (f)	1.97%	1.96%
Net investment income (loss)	0.64%	(f)	1.03%	0.66%	1.15%	0.52% (f)	0.77%	0.80%
Portfolio turnover rate(g)	34%		57%	66%	80%	48%	53%	32%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31,			Seven Months Ended October 31, 2015(a)	Year Ended March 31,
			2018	2017	2016		2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.46		$23.57	$22.98	$23.93	$24.92	$22.23	$22.61
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.30	0.15	0.27	0.07	0.18	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.68		(0.35)	1.18	(0.59)	(0.86)	3.01	(0.16)
Total from investment operations	2.80		(0.05)	1.33	(0.32)	(0.79)	3.19	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.64)	(0.45)	(0.28)	(0.20)	(0.50)	(0.39)
Distributions from net realized gains	(0.38)		(0.42)	(0.29)	(0.35)	-	-	-
Total dividends and distributions	(0.67)		(1.06)	(0.74)	(0.63)	(0.20)	(0.50)	(0.39)
Net asset value, end of period	$24.59		$22.46	$23.57	$22.98	$23.93	$24.92	$22.23
Total Return(c):	12.81%		(0.36)%	5.99%	(1.36)%	(3.16)%	14.45%	0.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$60,506		$67,679	$96,562	$142,836	$175,965	$191,917	$151,751
Average net assets (000)	$66,398		$82,784	$116,225	$161,785	$181,798	$178,177	$146,043
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.95%	(f)	1.92%	1.97%	1.94%	1.97% (f)	1.97%	1.96%
Expenses before waivers and/or expense reimbursement	1.95%	(f)	1.92%	1.97%	1.94%	1.97% (f)	1.97%	1.96%
Net investment income (loss)	1.08%	(f)	1.29%	0.67%	1.15%	0.52% (f)	0.75%	0.79%
Portfolio turnover rate(g)	34%		57%	66%	80%	48%	53%	32%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	39

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2019		Year Ended October 31,			Seven Months Ended October 31, 2015(a)	Year Ended March 31,
			2018	2017	2016		2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.90		$24.01	$23.36	$24.30	$25.31	$22.55	$22.82
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.40	0.27	0.38	0.14	0.30	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.72		(0.38)	1.21	(0.57)	(0.88)	3.06	(0.16)
Total from investment operations	2.88		0.02	1.48	(0.19)	(0.74)	3.36	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.71)	(0.54)	(0.40)	(0.27)	(0.60)	(0.40)
Distributions from net realized gains	(0.38)		(0.42)	(0.29)	(0.35)	-	-	-
Total dividends and distributions	(0.70)		(1.13)	(0.83)	(0.75)	(0.27)	(0.60)	(0.40)
Net asset value, end of period	$25.08		$22.90	$24.01	$23.36	$24.30	$25.31	$22.55
Total Return(c):	12.94%		(0.06)%	6.52%	(0.83)%	(2.92)%	15.03%	0.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,512		$19,864	$33,346	$28,647	$24,507	$24,002	$14,014
Average net assets (000)	$19,765		$24,550	$33,336	$26,820	$23,797	$19,001	$14,324
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.64%	(f)	1.60%	1.47%	1.44%	1.47% (f)	1.47%	1.46%
Expenses before waivers and/or expense reimbursement	1.89%	(f)	1.85%	1.72%	1.69%	1.72% (f)	1.72%	1.71%
Net investment income (loss)	1.34%	(f)	1.70%	1.15%	1.59%	1.01% (f)	1.22%	1.31%
Portfolio turnover rate(g)	34%		57%	66%	80%	48%	53%	32%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31,			Seven Months Ended October 31, 2015(a)	Year Ended March 31,
			2018	2017	2016		2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.07		$24.17	$23.50	$24.45	$25.46	$22.69	$22.93
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.55	0.39	0.51	0.22	0.43	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.75		(0.36)	1.21	(0.59)	(0.89)	3.07	(0.15)
Total from investment operations	2.99		0.19	1.60	(0.08)	(0.67)	3.50	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.87)	(0.64)	(0.52)	(0.34)	(0.73)	(0.48)
Distributions from net realized gains	(0.38)		(0.42)	(0.29)	(0.35)	-	-	-
Total dividends and distributions	(0.78)		(1.29)	(0.93)	(0.87)	(0.34)	(0.73)	(0.48)
Net asset value, end of period	$25.28		$23.07	$24.17	$23.50	$24.45	$25.46	$22.69
Total Return(c):	13.34%		0.64%	7.05%	(0.37)%	(2.62)%	15.60%	1.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$960,242		$974,596	$1,473,514	$2,108,092	$2,370,204	$2,573,401	$1,967,200
Average net assets (000)	$958,228		$1,175,745	$1,747,768	$2,247,294	$2,429,133	$2,316,203	$1,626,256
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.94%	(f)	0.93%	0.97%	0.94%	0.97% (f)	0.97%	0.96%
Expenses before waivers and/or expense reimbursement	0.94%	(f)	0.93%	0.97%	0.94%	0.97% (f)	0.97%	0.96%
Net investment income (loss)	2.04%	(f)	2.32%	1.65%	2.13%	1.52% (f)	1.75%	1.75%
Portfolio turnover rate(g)	34%		57%	66%	80%	48%	53%	32%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	41

Financial Highlights (unaudited) (continued)

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R2 Shares
	Six Months Ended April 30, 2019		December 27, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.05		$24.10
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.75		(0.96)
Total from investment operations	2.95		(0.72)
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.33)
Distributions from net realized gains	(0.38)		-
Total dividends and distributions	(0.74)		(0.33)
Net asset value, end of period	$25.26		$23.05
Total Return(c):	13.18%		(3.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24		$10
Average net assets (000)	$20		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30%	(e)	1.30% (e)
Expenses before waivers and/or expense reimbursement	86.93%	(e)	209.91% (e)
Net investment income (loss)	1.64%	(e)	1.22% (e)
Portfolio turnover rate(f)	34%		57%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	43

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30, 2019		December 27, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.06		$24.10
Income (loss) from investment operations:
Net investment income (loss)	0.23		(0.27)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.74		(0.39)
Total from investment operations	2.97		(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.38)
Distributions from net realized gains	(0.38)		-
Total dividends and distributions	(0.77)		(0.38)
Net asset value, end of period	$25.26		$23.06
Total Return(c):	13.27%		(2.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$429		$295
Average net assets (000)	$360		$24
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05%	(e)	1.05% (e)
Expenses before waivers and/or expense reimbursement	5.66%	(e)	87.40% (e)
Net investment income (loss)	1.92%	(e)	(1.35)% (e)
Portfolio turnover rate(f)	34%		57%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31,			Seven Months Ended October 31, 2015(a)	Year Ended March 31, 2015	August 23, 2013(b) through March 31, 2014
			2018	2017	2016
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$23.06		$24.17	$23.51	$24.45	$25.45	$22.69	$21.46
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.53	0.43	0.55	0.24	0.46	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.75		(0.32)	1.20	(0.58)	(0.87)	3.08	1.15
Total from investment operations	3.01		0.21	1.63	(0.03)	(0.63)	3.54	1.41
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.90)	(0.68)	(0.56)	(0.37)	(0.78)	(0.18)
Distributions from net realized gains	(0.38)		(0.42)	(0.29)	(0.35)	-	-	-
Total dividends and distributions	(0.79)		(1.32)	(0.97)	(0.91)	(0.37)	(0.78)	(0.18)
Net asset value, end of period	$25.28		$23.06	$24.17	$23.51	$24.45	$25.45	$22.69
Total Return(d):	13.45%		0.74%	7.18%	(0.17)%	(2.47)%	15.77%	6.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$718,860		$863,357	$748,552	$424,097	$304,042	$237,692	$54,236
Average net assets (000)	$801,544		$896,240	$575,716	$368,820	$279,379	$140,024	$39,266
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.81%	(g)	0.80%	0.80%	0.79%	0.80% (g)	0.81%	0.83%	(g)
Expenses before waivers and/or expense reimbursement	0.81%	(g)	0.80%	0.80%	0.79%	0.80% (g)	0.81%	0.83%	(g)
Net investment income (loss)	2.17%	(g)	2.23%	1.81%	2.27%	1.68% (g)	1.84%	1.93%	(g)
Portfolio turnover rate(h)	34%		57%	66%	80%	48%	53%	32%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	45

Financial Highlights (unaudited) (continued)

(b)	Commencement of offering.
(c)	Calculated based on average shares outstanding during the period.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL REAL ESTATE FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6
NASDAQ	PURAX	PURBX	PURCX	PURRX	PURZX	PUREX	PURGX	PGRQX
CUSIP	744336108	744336207	744336306	744336405	744336504	744336678	744336660	744336876

MF182E2

PGIM JENNISON TECHNOLOGY FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Jennison Technology Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Technology Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Technology Fund

June 14, 2019

PGIM Jennison Technology Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)
	Six Months* (%)	Since Inception* (%)
Class A	16.80	12.60 (6/19/18)
Class C	16.32	11.90 (6/19/18)
Class Z	16.87	12.90 (6/19/18)
Class R6	16.90	12.93 (6/19/18)
MSCI All Country World Information Technology Index
	15.35	10.79
Lipper Science & Technology Funds Average
	17.02	11.05

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

MSCI All Country World Information Technology Index—The MSCI All Country World Information Technology Index is unmanaged and designed to capture the large and mid-cap segments across 23 Developed Markets (DM) countries. All securities in the Index are classified in the Information Technology sector as per the Global Industry Classification Standard (GICS®).

Lipper Science & Technology Funds Average—The Lipper Science & Technology Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Science & Technology Funds Average universe for the periods noted. Funds in the Lipper Average invest primarily in the equity securities of domestic companies engaged in science and technology.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM Jennison Technology Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/19 (%)
Microsoft Corp., Software	5.8
Apple, Inc., Technology Hardware, Storage & Peripherals	4.2
American Tower Corp., Equity Real Estate Investment Trusts (REITs)	4.1
Broadcom, Inc., Semiconductors & Semiconductor Equipment	4.0
NVIDIA Corp., Semiconductors & Semiconductor Equipment	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/19 (%)
Software	30.5
IT Services	15.9
Semiconductors & Semiconductor Equipment	14.7
Equity Real Estate Investment Trusts (REITs)	10.0
Interactive Media & Services	5.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Technology Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Technology Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual**	$1,000.00	$1,168.00	1.10%	$5.91
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
Class C	Actual**	$1,000.00	$1,163.20	1.85%	$9.92
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25
Class Z	Actual**	$1,000.00	$1,168.70	0.85%	$4.57
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
Class R6	Actual**	$1,000.00	$1,169.00	0.80%	$4.30
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 97.2%

COMMON STOCKS

Automobiles 1.1%
Tesla, Inc.*	490	$116,958

Communications Equipment 1.6%
Nokia OYJ (Finland), ADR(a)	18,270	96,466
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	8,480	83,952

		180,418

Electronic Equipment, Instruments & Components 1.5%
Keysight Technologies, Inc.*	1,906	165,879

Entertainment 2.4%
Netflix, Inc.*	726	269,012

Equity Real Estate Investment Trusts (REITs) 10.0%
American Tower Corp.	2,337	456,416
Crown Castle International Corp.	3,002	377,592
Equinix, Inc.	597	271,456

		1,105,464

Health Care Equipment & Supplies 2.1%
Intuitive Surgical, Inc.*	453	231,316

Interactive Media & Services 5.9%
Alphabet, Inc. (Class C Stock)*	218	259,089
Tencent Holdings Ltd. (China)	7,942	392,847

		651,936

Internet & Direct Marketing Retail 4.6%
Alibaba Group Holding Ltd. (China), ADR*	1,829	339,407
Amazon.com, Inc.*	88	169,534

		508,941

IT Services 15.9%
Adyen NV (Netherlands), 144A*	300	245,556
Okta, Inc.*	3,377	351,309
PayPal Holdings, Inc.*	2,497	281,587
Square, Inc. (Class A Stock)*	2,786	202,876

See Notes to Financial Statements.

PGIM Jennison Technology Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
Twilio, Inc. (Class A Stock)*	2,228	$305,548
Visa, Inc. (Class A Stock)	2,262	371,941

		1,758,817

Life Sciences Tools & Services 2.7%
Illumina, Inc.*	961	299,832

Semiconductors & Semiconductor Equipment 14.7%
Broadcom, Inc.	1,404	447,034
Cree, Inc.*	5,321	351,665
NVIDIA Corp.	2,259	408,879
QUALCOMM, Inc.	3,703	318,939
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	2,188	95,878

		1,622,395

Software 30.5%
Adobe, Inc.*	607	175,575
Coupa Software, Inc.*	2,705	279,508
Guidewire Software, Inc.*	1,747	186,056
Microsoft Corp.	4,879	637,197
New Relic, Inc.*	1,517	159,649
Red Hat, Inc.*	1,733	316,324
salesforce.com, Inc.*	1,958	323,755
ServiceNow, Inc.*	745	202,275
Splunk, Inc.*	2,047	282,568
Teradata Corp.*	5,403	245,674
Workday, Inc. (Class A Stock)*	1,410	289,938
Zendesk, Inc.*	3,210	281,774
Zoom Video Communications, Inc. (Class A Stock)*	16	1,160

		3,381,453

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	2,324	466,357

TOTAL LONG-TERM INVESTMENTS (cost $9,208,656)		10,758,778

SHORT-TERM INVESTMENTS 4.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	359,535	359,535

See Notes to Financial Statements.

12

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $175,719; includes $175,500 of cash collateral for securities on loan)(b)(w)	175,667	$175,719

TOTAL SHORT-TERM INVESTMENTS (cost $535,254)		535,254

TOTAL INVESTMENTS 102.1% (cost $9,743,910)		11,294,032
Liabilities in excess of other assets (2.1)%		(227,765)

NET ASSETS 100.0%		$11,066,267

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,752; cash collateral of $175,500 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobiles	$116,958	$—	$—
Communications Equipment	180,418	—	—
Electronic Equipment, Instruments & Components	165,879	—	—
Entertainment	269,012	—	—

See Notes to Financial Statements.

PGIM Jennison Technology Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$1,105,464	$—	$—
Health Care Equipment & Supplies	231,316	—	—
Interactive Media & Services	259,089	392,847	—
Internet & Direct Marketing Retail	508,941	—	—
IT Services	1,513,261	245,556	—
Life Sciences Tools & Services	299,832	—	—
Semiconductors & Semiconductor Equipment	1,622,395	—	—
Software	3,381,453	—	—
Technology Hardware, Storage & Peripherals	466,357	—	—
Affiliated Mutual Funds	535,254	—	—

Total	$10,655,629	$638,403	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Software	30.5%
IT Services	15.9
Semiconductors & Semiconductor Equipment	14.7
Equity Real Estate Investment Trusts (REITs)	10.0
Interactive Media & Services	5.9
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	4.9
Internet & Direct Marketing Retail	4.6
Technology Hardware, Storage & Peripherals	4.2
Life Sciences Tools & Services	2.7
Entertainment	2.4%
Health Care Equipment & Supplies	2.1
Communications Equipment	1.6
Electronic Equipment, Instruments & Components	1.5
Automobiles	1.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$169,752	$(169,752)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $169,752:
Unaffiliated investments (cost $9,208,656)	$10,758,778
Affiliated investments (cost $535,254)	535,254
Due from Manager	10,803
Receivable for investments sold	2,552
Dividends receivable	446
Receivable for Fund shares sold	48
Prepaid expenses and other assets	304

Total Assets	11,308,185

Liabilities
Payable to broker for collateral for securities on loan	175,500
Accrued expenses and other liabilities	23,515
Custodian and accounting fees payable	23,142
Registration fees payable	19,055
Affiliated transfer agent fee payable	368
Payable for Fund shares reacquired	246
Distribution fee payable	92

Total Liabilities	241,918

Net Assets	$11,066,267

Net assets were comprised of:
Shares of beneficial interest, at par	$981
Paid-in capital in excess of par	9,813,265
Total distributable earnings (loss)	1,252,021

Net assets, April 30, 2019	$11,066,267

See Notes to Financial Statements.

PGIM Jennison Technology Fund	15

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Class A
Net asset value and redemption price per share, ($218,641 ÷ 19,424 shares of beneficial interest issued and outstanding)	$11.26
Maximum sales charge (5.50% of offering price)	0.66

Maximum offering price to public	$11.92

Class C
Net asset value, offering price and redemption price per share,
($62,778 ÷ 5,611 shares of beneficial interest issued and outstanding)	$11.19

Class Z
Net asset value, offering price and redemption price per share,
($5,128,093 ÷ 454,493 shares of beneficial interest issued and outstanding)	$11.28

Class R6
Net asset value, offering price and redemption price per share,
($5,656,755 ÷ 501,562 shares of beneficial interest issued and outstanding)	$11.28

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $182 foreign withholding tax)	$29,311
Affiliated dividend income	13,395
Income from securities lending, net (including affiliated income of $26)	36

Total income	42,742

Expenses
Management fee	33,413
Distribution fee(a)	477
Custodian and accounting fees	33,853
Registration fees(a)	32,968
Audit fee	11,926
Shareholders’ reports	10,445
Legal fees and expenses	8,268
Trustees’ fees	6,039
Transfer agent’s fees and expenses (including affiliated expense of $871)(a)	2,559
Miscellaneous	7,869

Total expenses	147,817
Less: Fee waiver and/or expense reimbursement(a)	(110,713)
Distribution fee waiver(a)	(36)

Net expenses	37,068

Net investment income (loss)	5,674

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $18)	(253,919)
Foreign currency transactions	(149)

(254,068)

Net change in unrealized appreciation (depreciation) on investments	1,873,432

Net gain (loss) on investment and foreign currency transactions	1,619,364

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,625,038

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	218	259	—	—
Registration fees	8,242	8,242	8,242	8,242
Transfer agent’s fees and expenses	304	167	2,046	42
Fee waiver and/or expense reimbursement	(9,750)	(8,841)	(40,759)	(51,363)
Distribution fee waiver	(36)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Technology Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	June 19, 2018* through October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,674	$(3,342)
Net realized gain (loss) on investment and foreign currency transactions	(254,068)	(44,659)
Net change in unrealized appreciation (depreciation) on investments	1,873,432	(323,310)

Net increase (decrease) in net assets resulting from operations	1,625,038	(371,311)

Dividends and Distributions
Distributions from distributable earnings
Class Z	(2,184)	—
Class R6	(5,110)	—

	(7,294)	—

Fund share transactions
Net proceeds from shares sold	2,565,395	7,704,598
Net asset value of shares issued in reinvestment of dividends and distributions	7,114	—
Cost of shares reacquired	(438,185)	(19,088)

Net increase (decrease) in net assets from Fund share transactions	2,134,324	7,685,510

Total increase (decrease)	3,752,068	7,314,199

Net Assets:
Beginning of period	7,314,199	—

End of period	$11,066,267	$7,314,199

*	Commencement of operations.

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni High Income Fund, each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Technology Fund (the “Fund”).

The investment objective of the Fund is to seek long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Technology Fund	19

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

20

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign

PGIM Jennison Technology Fund	21

Notes to Financial Statements (unaudited) (continued)

currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and

22

such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. On January 18, 2019, the Internal Revenue Service issued final regulations that expressly permit RICs to pass through this “qualified business income” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are

PGIM Jennison Technology Fund	23

Notes to Financial Statements (unaudited) (continued)

recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion, 0.73% of the next $2 billion, 0.71% of the next $2 billion, 0.70% of the next $5 billion and 0.69% of the Fund’s average daily net assets in excess $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.10% of average

24

daily net assets for Class A shares, 1.85% of average daily net assets for Class C shares, 0.85% of average daily net assets for Class Z shares, and 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through February 29, 2020 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the reporting period ended April 30, 2019, PIMS received $787 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

PGIM Jennison Technology Fund	25

Notes to Financial Statements (unaudited) (continued)

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $3,942,988 and $1,303,524, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

26

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$754,035	$2,604,199	$2,998,699	$—	$—	$359,535	359,535	$13,395
PGIM Institutional Money Market Fund*
—	954,642	778,941	—	18	175,719	175,667	26	**

$754,035	$3,558,841	$3,777,640	$—	$18	$535,254		$13,421

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$9,760,841

Gross Unrealized Appreciation	1,656,721
Gross Unrealized Depreciation	(123,530)

Net Unrealized Appreciation	$1,533,191

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2018 of approximately $27,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a

PGIM Jennison Technology Fund	27

Notes to Financial Statements (unaudited) (continued)

contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,000 Class A shares, 1,000 Class C shares, 1,001 Class Z shares and 501,562 Class R6 shares of the Fund. At reporting period end, two shareholders of record, each holding greater than 5% of the Fund, held 90% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	10,246	$104,694
Shares reacquired	(2,264)	(21,991)

Net increase (decrease) in shares outstanding	7,982	$82,703

Period ended October 31, 2018*:
Shares sold	12,305	$121,607
Shares reacquired	(863)	(8,445)

Net increase (decrease) in shares outstanding	11,442	$113,162

Class C
Six months ended April 30, 2019:
Shares sold	1,540	$14,312
Shares reacquired	(3)	(30)

Net increase (decrease) in shares outstanding	1,537	$14,282

Period ended October 31, 2018*:
Shares sold	4,585	$45,387
Shares reacquired	(511)	(4,775)

Net increase (decrease) in shares outstanding	4,074	$40,612

28

Class Z	Shares	Amount
Six months ended April 30, 2019:
Shares sold	254,446	$2,446,372
Shares issued in reinvestment of dividends and distributions	220	2,004
Shares reacquired	(41,121)	(416,164)

Net increase (decrease) in shares outstanding	213,545	$2,032,212

Period ended October 31, 2018*:
Shares sold	241,529	$2,527,604
Shares reacquired	(581)	(5,868)

Net increase (decrease) in shares outstanding	240,948	$2,521,736

Class R6
Six months ended April 30, 2019:
Shares sold	—	$17
Shares issued in reinvestment of dividends and distributions	562	5,110

Net increase (decrease) in shares outstanding	562	$5,127

Period ended October 31, 2018*:
Shares sold	501,000	$5,010,000

Net increase (decrease) in shares outstanding	501,000	$5,010,000

*	Commencement of operations was June 19, 2018.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

PGIM Jennison Technology Fund	29

Notes to Financial Statements (unaudited) (continued)

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

30

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Jennison Technology Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		June 19, 2018(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.64		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.63		(0.35)
Total from investment operations	1.62		(0.36)
Net asset value, end of period	$11.26		$9.64
Total Return(c):	16.80%		(3.60)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$219		$110
Average net assets (000)	$146		$37
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.10%	(e)
Expenses before waivers and/or expense reimbursement	14.57%	(e)	148.53%	(e)
Net investment income (loss)	(0.16)%	(e)	(0.37)%	(e)
Portfolio turnover rate(f)	16%		19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended April 30, 2019		June 19, 2018(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.62		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.61		(0.34)
Total from investment operations	1.57		(0.38)
Net asset value, end of period	$11.19		$9.62
Total Return(c):	16.32%		(3.80)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$63		$39
Average net assets (000)	$52		$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.85%	(e)	1.85%	(e)
Expenses before waivers and/or expense reimbursement	35.96%	(e)	166.12%	(e)
Net investment income (loss)	(0.88)%	(e)	(1.16)%	(e)
Portfolio turnover rate(f)	16%		19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2019		June 19, 2018(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.66		$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.63		(0.33)
Total from investment operations	1.63		(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		-
Net asset value, end of period	$11.28		$9.66
Total Return(d):	16.87%		(3.40)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,128		$2,327
Average net assets (000)	$3,780		$1,204
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85%	(f)	0.85%	(f)
Expenses before waivers and/or expense reimbursement	3.02%	(f)	10.00%	(f)
Net investment income (loss)	0.09%	(f)	(0.21)%	(f)
Portfolio turnover rate(g)	16%		19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R6 Shares
	Six Months Ended April 30, 2019		June 19, 2018(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.66		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.62		(0.34)
Total from investment operations	1.63		(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		-
Net asset value, end of period	$11.28		$9.66
Total Return(d):	16.90%		(3.40)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,657		$4,838
Average net assets (000)	$5,006		$5,084
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.80%	(f)	0.80%	(f)
Expenses before waivers and/or expense reimbursement	2.87%	(f)	6.54%	(f)
Net investment income (loss)	0.18%	(f)	(0.12)%	(f)
Portfolio turnover rate(g)	16%		19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Technology Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON TECHNOLOGY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PGKAX	PGKCX	PGKZX	PGKRX
CUSIP	744336652	744336645	744336637	744336629

MF240E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2019